CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows From Operating Activities:
Net income (loss)	$ 3,350,043	$ (7,372,653)
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Change in the fair value of derivatives	(3,156,582)	6,413,154
Derivative value considered financing costs		244,696
Loss on the extinguishment of debt	80,227
Amortization of debt discount	111,765	78,013
Changes in operating assets and liabilities
Prepaid expenses	(195,000)	(100,000)
Accounts payable and accrued interest	(1,133,919)	161,843
Deferred revenue		74,225
Accrued payroll officers	30,000	78,000
Net cash (used in) operating activities	(913,466)	(422,722)
Cash Flows From Financing Activities:
Advances from officers	10,000
Payments on promissory note	(12,000)
Payment of convertible note		(45,134)
Proceeds from the private placement of common shares	784,929
Proceeds from the issuance of convertible notes	334,000	426,989
Net cash provided by investing activities	1,116,929	381,855
Net Increase (Decrease) In Cash	203,463	(40,867)
Cash At The Beginning Of The Period	4,458	52,096
Cash At The End Of The Period	207,921	11,229
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash information:
Common shares issued upon conversion of notes payable and accrued interest	$ 1,281,523	$ 322,558